Cover	Jul. 14, 2025
Document Information Line Items
Entity Registrant Name	CLASSOVER HOLDINGS, INC.
Entity Central Index Key	0002022308
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 14, 2025
Entity Ex Transition Period	false
Entity File Number	001-42588
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	99-2827182
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10123
City Area Code	800
Local Phone Number	345-9588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class B Common Stock, par value $0.0001 per share
Document Information Line Items
Security 12b Title	Class B Common Stock, par value $0.0001 per share
Trading Symbol	KIDZ
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class B Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	KIDZW
Security Exchange Name	NASDAQ